Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Schedule of accounts receivable
	As of December 31, 2023	As of December 31, 2022

Accounts receivable	$239,978	$192,851
Allowance for credit losses	(2,504)	-
Total accounts receivable, net	$237,474	$192,851

Schedule of movements of allowance for doubtful accounts

Movements of allowance for credit losses from accounts receivable are as follows:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Beginning balance	$-	$-	$-
Addition	2,463	-	-
Exchange rate effect	41	-	-
Ending balance	$2,504	$-	$-